Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies
Statement of compliance	Statement of compliance The consolidated financial statements of the Partnership have been prepared in accordance with IFRS as issued by the International Accounting Standards Board (the “IASB”).
Basis of preparation

Basis of preparation

The consolidated financial statements have been prepared on the historical cost basis, except for the revaluation of derivative financial instruments. Historical cost is generally based on the fair value of the consideration given in exchange for assets.

The principal accounting policies are set out below.

Until December 31, 2020, interest paid and movements of cash collateral were presented in the consolidated statement of cash flows under cash provided by operating activities. IAS 7 Cash Flow Statement does not dictate how interest cash flows should be classified, but rather allows an entity to determine the classification appropriate to its business. The standard permits entities to present payments for interest under either operating or financing activities, provided that the elected presentation is applied consistently from period to period. In 2021, management elected to reclassify interest paid including cash paid for interest rate swaps held for trading and the movements of cash collateral related to the Partnership’s interest rate swaps under cash used in financing activities. Management believes that the revised classification provides a more comprehensive view on the cost of financing the Partnership’s operations and it better reflects management’s view of the financing nature of these transactions. Comparative figures have been retrospectively adjusted to reflect this change in policy in the statement of cash flows, as follows:

	Year ended December 31, 2019
	As previously reported	Adjustments	As restated
Net cash provided by operating activities	239,061	64,813	303,874
Net cash provided by investing activities	5,475	—	5,475
Net cash used in financing activities	(281,022)	(64,813)	(345,835)
Decrease in cash and cash equivalents	(36,486)	—	(36,486)

	Year ended December 31, 2020
	As previously reported	Adjustments	As restated
Net cash provided by operating activities	166,615	51,737	218,352
Net cash used in investing activities	(23,292)	—	(23,292)
Net cash used in financing activities	(136,471)	(51,737)	(188,208)
Increase in cash and cash equivalents	6,852	—	6,852

The consolidated financial statements are expressed in U.S. Dollars (“USD”), which is the functional currency of the Partnership and each of its subsidiaries because their vessels operate in international shipping markets, in which revenues and expenses are primarily settled in USD and the Partnership’s most significant assets and liabilities are paid for and settled in USD.

As of December 31, 2021, the Partnership’s current assets totaled $161,110 while current liabilities totaled $175,503, resulting in a negative working capital position of $14,393. Current liabilities include an amount of $28,325 of unearned revenue in relation to vessel hires received in advance (which represents a non-cash liability that will be recognized as revenues after December 31, 2021 as the services are rendered). In considering going concern, management has reviewed the Partnership’s future cash requirements, covenant compliance and earnings projections.

Management monitors the Partnership’s liquidity position throughout the year to ensure that it has access to sufficient funds to meet its forecast cash requirements, including debt service commitments, and to monitor compliance with the financial covenants within its loan facilities. Management anticipates that the Partnership’s primary sources of funds for at least twelve months from the date of this report will be available cash and cash from operations. Management believes that these anticipated sources of funds, as well as its ability to access the debt or equity capital markets if needed, will be sufficient for the Partnership to meet its liquidity needs and to comply with its banking covenants for at least twelve months from the date of this report and therefore it is appropriate to prepare the financial statements on a going concern basis. Additionally, the Partnership may enter into new debt facilities in the future, as well as public equity or debt instruments, although there can be no assurance that the Partnership will be able to obtain additional debt or equity financing on terms acceptable to the Partnership, which will also depend on financial, commercial and other factors, as well as a significant recovery in capital market conditions and a sustainable improvement in the LNG charter market, that are beyond the Partnership’s control.

On March 1, 2022, the Partnership’s board of directors authorized the consolidated financial statements for issuance and filing.

Basis of consolidation

Basis of consolidation

The accompanying consolidated financial statements include the accounts of the Partnership and its subsidiaries assuming that they are consolidated from the date of their incorporation by GasLog, as they were under the common control of GasLog. All intra-group transactions and balances are eliminated on consolidation.

Accounting for (i) revenues and related operating expenses and (ii) voyage expenses and commissions

Accounting for (i) revenues and related operating expenses and (ii) voyage expenses and commissions

Revenues comprise revenues from time charters for the charter hire of the Partnership’s vessels earned during the period in accordance with existing contracts and gross pool revenues.

A time charter represents a contract entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate. Time charter revenue is recognized as earned on a straight-line basis over the term of the relevant time charter starting from the vessel’s delivery to the charterer, except for any off-hire period, when a charter agreement exists, the vessel is made available and services are provided to the charterer and collection of the related revenue is reasonably assured. Unearned revenue includes cash received prior to the reporting date relating to services to be rendered after the reporting date. Accrued revenue represents income recognized in advance as a result of the straight-line revenue recognition in respect of charter agreements that provide for varying charter rates.

Under a time charter arrangement, the hire rate per the charter agreement has two components: the lease component and the service component relating to the vessel operating costs. The revenue in relation to the lease component of the agreements is accounted for under IFRS 16 Leases. The revenue in relation to the service component relates to vessel operating expenses, which include expenses that are paid by the vessel owner such as management fees, crew wages, provisions and stores, technical maintenance and insurance expenses. These costs are essential to operating a charter and the charterers receive the benefit of these when the vessel is used during the contracted time and, therefore, these costs are accounted for in accordance with the requirements of IFRS 15 Revenue from Contracts with Customers.

Pool revenues were recognized on a gross basis representing time charter revenues earned by a GasLog Partners vessel participating in the pool under charter agreements where GasLog Partners contracted directly with charterers. Revenue was recognized on a monthly basis, when the vessel was made available and services were provided to the charterer during the period, the amount could be estimated reliably and collection of the related revenue was reasonably assured.

Time charter hires are received monthly in advance and are classified as liabilities until such time as the criteria for recognizing the revenue as earned are met.

Under a time charter arrangement the vessel operating expenses such as management fees, crew wages, provisions and stores, technical maintenance and insurance expenses, as well as broker’s commissions, are paid by the vessel owner, whereas the majority of voyage expenses such as bunkers, port expenses, agents’ fees and extra war risk insurance are paid by the charterer.

Management believes that mobilization of a vessel from a previous port of discharge to a subsequent port of loading does not result in a separate benefit for charterers and that the activity is thus incapable of being distinct. This activity is considered to be a required set-up activity to fulfill the contract. Consequently, positioning and repositioning fees and associated expenses are recognized over the period of each contract, and not at a certain point in time, in accordance with the requirements of IFRS 15 Revenue from Contracts with Customers, to match the recognition of the respective hire revenues realized. All other voyage expenses and vessel operating costs are expensed as incurred, with the exception of commissions, which are also recognized on a pro-rata basis over the period of the time charter. Bunkers’ consumption included in voyage expenses represents mainly bunkers consumed during vessels’ unemployment and off-hire.

Net pool allocation

Net pool allocation

The Partnership because of its participation in the Cool Pool (until June 23, 2019) also received a net allocation from the pool, which was recognized separately in the consolidated statement of profit or loss under “Net Pool Allocation” and represented GasLog Partners’ share of the net revenues earned from the other pool participants’ vessels less the other participants’ share of the net revenues earned by GasLog Partners’ vessels included in the pool. Each participant’s share of the net pool revenues was based on the number of pool points attributable to its vessels and the number of days such vessels participated in the pool.

Financial income and costs	Financial income and costs Interest income, interest expense, other borrowing costs and realized loss/gain on derivatives are recognized on an accrual basis.
Foreign currencies

Foreign currencies

Transactions in currencies other than USD are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in other currencies are retranslated into USD at the rates prevailing at that date. All resulting exchange differences are recognized in the consolidated statement of profit or loss in the period in which they arise.

Deferred financing costs

Deferred financing costs

Commitment, arrangement, structuring, legal and agency fees incurred for obtaining new loans or refinancing existing facilities are recorded as deferred loan issuance costs and classified contra debt while the fees incurred for the undrawn facilities are classified under non-current assets in the statement of financial position and are classified contra debt on the drawdown dates.

Deferred financing costs are deferred and amortized to financial costs over the term of the relevant loan, using the effective interest method. When the relevant loan is terminated or extinguished, the unamortized loan fees are written-off in the consolidated statement of profit or loss.

Non-current assets held for sale

Non-current assets held for sale

Non-current assets (such as vessels) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell. An impairment loss is recognized for any initial or subsequent write-down of the asset to fair value less costs to sell. A gain is recognized for any subsequent increases in fair value less costs to sell of an asset, but not in excess of any cumulative impairment loss previously recognized. A gain or loss not previously recognized by the date of the sale of the non-current asset is recognized at the date of derecognition. Non-current assets held for sale are presented separately from the other assets in the statement of financial position and are not depreciated or amortized while they are classified as held for sale.

Tangible fixed assets: Vessels

Tangible fixed assets: Vessels

Vessels are stated at cost less accumulated depreciation and any accumulated impairment loss. The initial cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its working condition.

The cost of an LNG vessel is split into two components, a “vessel component” and a “dry-docking component”. Depreciation for the vessel component is calculated on a straight-line basis, after taking into account the estimated residual values, over the estimated useful life of this major component of the value of the vessels. Residual values are based on management’s estimation of the amount that the Partnership would currently obtain from disposal of its vessels, after deducting the estimated costs of disposal, if the vessels were already of the age and in the condition expected at the end of their useful life.

The LNG vessels are required to undergo a dry-docking overhaul every five years that cannot be performed while the vessels are operating to restore their service potential and to meet their classification requirements. The dry-docking component is estimated at the time of a vessel’s delivery from the shipyard or acquisition from the previous owner and is measured based on the estimated cost of the first dry-docking, subsequent to its acquisition, based on the Partnership’s historical experience with similar types of vessels. For subsequent dry-dockings, actual costs are capitalized when incurred. The dry-docking component is depreciated over the period of five years in the case of new vessels, and until the next dry-docking for secondhand vessels (which is performed within five years from the vessel’s last dry-docking).

Costs that will be capitalized as part of the future dry-dockings will include a variety of costs incurred directly attributable to the dry-dock, and costs incurred to meet classification and regulatory requirements, as well as expenses related to the dock preparation and port expenses at the dry-dock shipyard, general shipyard expenses, expenses related to hull, external surfaces and decks, expenses related to machinery and engines of the vessel, as well as expenses related to the testing and correction of findings related to safety equipment on board. Dry-docking costs do not include vessel operating expenses such as replacement parts, crew expenses, provisions, lubricants consumption, insurance, management fees or management costs during the dry-docking period. Expenses related to regular maintenance and repairs of the vessels are expensed as incurred, even if such maintenance and repair occurs during the same time period as the dry-docking.

The LNG vessels are also required to undergo an underwater survey in lieu of dry-docking (“intermediate survey”) in order to meet certain classification requirements. The intermediate survey component is estimated after the first intermediate survey, which takes place between the first and the second dry-docking and is amortized over the period until the next dry-docking which is estimated to be two and a half years. The extent of the underwater inspection is to be sufficient to include all items which would normally be examined if the vessel was on dry-docking. If the intermediate survey reveals a damage or deterioration that requires further attention, the surveyor may require that the vessel be dry-docked earlier than scheduled in order to undertake a detailed survey and necessary repairs.

The expected useful lives are as follows:

Vessel
LNG vessel component	35 years
Dry-docking component	5 years
Intermediate survey component	the period until the next dry-docking (i.e. 1-3 years)

Management estimates the useful life of its vessels to be 35 years from the date of initial delivery from the shipyard. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

The useful lives and the depreciation method are reviewed annually to ensure that the method and period of depreciation are consistent with the expected pattern of economic benefits from the Partnership’s vessels. The residual value is also reviewed at each financial period end. If expectations differ from previous estimates, the changes are accounted for prospectively in profit or loss in the period of the change and future periods.

Management estimates the residual value of its vessels to be equal to the product of their lightweight tonnage (''LWT'') and an estimated scrap rate per LWT. Effective December 31, 2021, following management's annual reassessment, the estimated scrap rate per LWT was increased. This change in estimate is expected to decrease the future annual depreciation by $448. The estimated residual value of the vessels may not represent the fair market value at any time partly because market prices of scrap values tend to fluctuate. The Partnership might revise the estimate of the residual values of the vessels in the future in response to changing market conditions.

Ordinary maintenance and repairs that do not extend the useful life of the asset are expensed as incurred.

When vessels are sold, they are derecognized and any gain or loss resulting from their disposals is included in profit or loss. Gain or loss on disposal is determined by comparing proceeds from sale, net of costs attributable to such sale, with the carrying amount of the vessel sold.

Impairment of tangible fixed assets and right-of-use assets

Impairment of tangible fixed assets and right-of-use assets

All assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Whenever the carrying amount of an asset exceeds its recoverable amount, an impairment loss is recognized in the consolidated statement of profit or loss. The recoverable amount is the higher of an asset’s fair value less cost of disposal and “value in use”. The fair value less costs of disposal is the amount obtainable from the sale of an asset in an arm’s length transaction less the costs of disposal, while “value in use” is the expected value of all expectations about possible estimated future cash flows, discounted to their present value. Recoverable amounts are estimated for individual assets. Each vessel is considered to be a single cash-generating unit. The fair value less costs of disposal of the vessels is estimated from market-based evidence by appraisal that is normally undertaken by professionally qualified brokers.

Reimbursable capital expenditures

Reimbursable capital expenditures

Costs eligible for capitalization that are contractually reimbursable by our charterers are recognized on a gross basis in the period incurred under “Vessels”. Concurrently, an equal amount is deferred as a liability and amortized to profit or loss as income over the remaining tenure of the charter party agreement.

Leases

Leases

Lease income from operating leases of vessels where the Partnership is a lessor is recognized in the statement of profit or loss on a straight-line basis over the lease term. The respective leased assets are included in the statement of financial position based on their nature under “Tangible fixed assets”.

The Partnership is a lessee under a vessel sale and leaseback arrangement and also leases vessel communication equipment. Rental contracts are typically made for fixed periods but may have extension options. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. Following the implementation of IFRS 16, a lease is recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Partnership. The corresponding rental obligations, net of finance charges, are included in current and non-current liabilities as lease liabilities. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest rate method) and by reducing the carrying amount to reflect lease payment made. Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments: (a) fixed payments (including in-substance fixed payments), less any lease incentives receivable, (b) variable lease payments that are based on an index or a rate (if any), initially measured using the index or rate as at the commencement date, (c) amounts expected to be payable by the lessee under residual value guarantees (if any), (d) the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and (e) payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the Partnership’s incremental borrowing rate, which is the Partnership’s current average borrowing rate. Right-of-use assets are measured at cost comprising the following: (a) the amount of the initial measurement of lease liability, (b) any lease payments made at or before the commencement date less any lease incentives received, (c) any initial direct costs, and (d) restoration costs. The right-of-use asset is depreciated over its useful life or over the shorter of its useful life and the lease term if there is no reasonable certainty that the Partnership will obtain ownership at the end of the lease term. Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value items comprise of low value vessel equipment.

Provisions

Provisions

Provisions are recognized when the Partnership has a present obligation (legal or constructive) as a result of a past event, it is probable that the Partnership will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows. When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Inventories

Inventories

Inventories represent lubricants on board the vessel and, in the event of a vessel not being employed under a time charter, bunkers on board the vessel. Inventories are stated at the lower of cost calculated on a first-in, first-out basis, and net realizable value.

Financial instruments

Financial instruments

Financial assets and liabilities are recognized when the Partnership has become a party to the contractual provisions of the instrument. All financial instruments are initially recognized at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.

●	Cash and cash equivalents

Cash represents cash on hand and deposits with banks which are repayable on demand. Cash equivalents represent short-term, highly liquid investments which are readily convertible into known amounts of cash with original maturities of three months or less at the time of purchase that are subject to an insignificant risk of change in value.

●	Short-term investments

Short-term investments represent short-term, highly liquid time deposits placed with financial institutions which are readily convertible into known amounts of cash with original maturities of more than three months but less than 12 months at the time of purchase that are subject to an insignificant risk of change in value.

●	Trade receivables

Trade receivables are carried at the amount expected to be received from the third party to settle the obligation. At each reporting date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate allowance for doubtful accounts. Trade receivables are recognized initially at their transaction price and subsequently measured at amortized cost using the effective interest method. Trade receivables are written off when there is no reasonable expectation of recovery. See Note 5 for further information about the Partnership’s accounting for trade receivables.

The simplified approach is applied to trade and other receivables and the Partnership recognizes lifetime expected credit losses (“ECLs”) on the trade receivables. Under the simplified approach, the loss allowance is always equal to ECLs.

●	Borrowings

Borrowings are measured at amortized cost, using the effective interest method. Any difference between the proceeds (net of transaction costs) and the settlement of the borrowings is recognized in the statement of profit or loss over the term of the borrowings.

●	Derivative financial instruments

Derivative financial instruments, such as interest rate swaps or forward foreign exchange contracts, are used to economically hedge the Partnership’s exposure to interest rate or foreign exchange rate risks. Derivative financial instruments are initially recognized at fair value and are subsequently remeasured to their fair value at each reporting date. The resulting changes in fair value are recognized in profit or loss immediately, unless the derivative is designated and effective as a hedging instrument, in which case the timing of the recognition in profit or loss depends on the nature of the hedge relationship. Derivatives are presented as assets when their valuation is favorable to the Partnership and as liabilities when unfavorable to the Partnership.

Criteria for classifying a derivative instrument in a hedging relationship include: (1) the hedging instrument is expected to be highly effective in achieving offsetting changes in fair value or cash flows attributable to the hedged risk; (2) the effectiveness of the hedge can be reliably measured; (3) there is adequate documentation of the hedging relationships at the inception of the hedge; and (4) for cash flow hedges, the forecasted transaction that is the hedged item in the hedging relationship must be considered highly probable.

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated statement of profit or loss. Amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to the consolidated statement of profit or loss in the periods when the hedged item affects the consolidated statement of profit or loss. Hedge accounting is discontinued when the Partnership terminates the hedging relationship, when the hedging instrument expires or is sold, terminated or exercised, or when it no longer qualifies for hedge accounting. When a forecast transaction designated as the hedged item in a cash flow hedge is no longer expected to occur, the gain or loss accumulated in equity is recycled immediately to the consolidated statement of profit or loss.

Segment information

Segment information

Each vessel-owning company owns one LNG carrier which is operated under a time charter with similar operating and economic characteristics. Consequently, the information provided to the Chief Executive Officer (the Partnership’s chief operating decision maker) to review the Partnership’s operating results and allocate resources is on a consolidated basis for a single reportable segment. Furthermore, when the Partnership charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Employee benefits

Employee benefits

●	Short-term employee benefits

Liabilities for wages and salaries that are expected to be settled wholly within 12 months after the end of the annual reporting period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current liabilities in the consolidated statement of financial position.

●	Long-term employee benefits

Long-term employee benefits are employee benefits that are not expected to be settled wholly before 12 months after the end of the annual reporting period in which the employees render the service that gives rise to the benefit. These obligations are classified as Long-term liabilities and are measured as the present value of expected future payments to be made with any unwinding in the discount reflected in the consolidated statement of profit or loss.

●	Share-based compensation

Share-based compensation to executives and others providing similar services is measured at the fair value of the equity instruments on the grant date. Details regarding the determination of the fair value of share-based transactions are set out in Note 21.

The fair value determined at the grant date of the equity-settled share-based compensation is expensed on a straight-line basis over the vesting period, based on the Partnership’s estimate of equity instruments that will eventually vest, with a corresponding increase in equity. At the end of each reporting period, the Partnership revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the consolidated statement of profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the share-based compensation reserve.

If a grant of equity instruments is cancelled or settled during the vesting period (other than a grant cancelled by forfeiture when the vesting conditions are not satisfied) (a) the Partnership shall account for the cancellation or settlement as an acceleration of vesting, and shall therefore recognize immediately the amount that otherwise would have been recognized for services received over the remainder of the vesting period and (b) any payment made to the employee on the cancellation or settlement of the grant shall be accounted for as the repurchase of an equity interest, i.e. as a deduction from equity, except to the extent that the payment exceeds the fair value of the equity instruments granted, measured at the repurchase date. Any such excess shall be recognized as an expense.

Critical accounting judgments and key sources of estimation uncertainty

Critical accounting judgments and key sources of estimation uncertainty

The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses recognized in the consolidated financial statements. The Partnership’s management evaluates whether estimates should be made on an ongoing basis, utilizing historical experience, consultation with experts and other methods which management considers reasonable in the particular circumstances. However, uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amount of the asset or liability in the future. Critical accounting judgments are those that reflect significant judgments of uncertainties and potentially result in materially different results under different assumptions and conditions.

Critical accounting judgments

In the process of applying the Partnership’s accounting policies, management has made the following judgments, apart from those involving estimations, that had the most significant effect on the amounts recognized in the consolidated financial statements.

Classification of the Partnership interests: The interests in the Partnership comprise common units, preference units and a general partner interest. Under the terms of the Partnership Agreement, the Partnership is required to distribute 100% of available cash (as defined in the Partnership Agreement) with respect to each quarter within 45 days of the end of the quarter to the partners. Available cash can be summarized as cash and cash equivalents less an amount equal to cash reserves established by the board of directors to (i) provide for the proper conduct of the business of the Partnership (including reserves for future capital expenditures and for anticipated future credit needs of the Partnership) subsequent to such quarter, (ii) comply with applicable law or any loan agreement, security agreement, mortgage, debt instrument or other agreement or obligation to which any Partnership member is a party or by which it is bound or its assets are subject and/or (iii) provide funds for certain distributions relating to future periods.

In reaching a judgment as to whether the interests in the Partnership should be classified as liabilities or equity interests, the Partnership has considered the wide discretion of the board of directors to determine whether any portion of the amount of cash available to the Partnership constitutes available cash and that it is possible that there could be no available cash. In the event that there is no available cash, as determined by the board of directors, the Partnership does not have a contractual obligation to make a distribution. Accordingly, management has concluded that the Partnership interests do not represent a contractual obligation on the Partnership to deliver cash and therefore should be classified as equity within the financial statements.

Key sources of estimation uncertainty are as follows:

Impairment of vessels: The Partnership evaluates the carrying amounts of each of its vessels to determine whether there is any indication that those vessels have suffered an impairment loss by considering both internal and external sources of information. If any such indication exists, the recoverable amount of vessels is estimated in order to determine the extent of the impairment loss, if any. The total carrying amount of the Partnership’s vessels as of December 31, 2021, was $1,884,494 (December 31, 2020: $2,203,899). Recoverable amount is the higher of fair value less costs to sell and value in use. The Partnership’s estimates of recoverable value assume that the vessels are all in seaworthy condition without need for repair and certified in class without notations of any kind.

In assessing the fair value less cost to sell of the vessel, the Partnership obtains charter-free market values for its vessels from independent and internationally recognized ship brokers on a semi-annual basis, which are also commonly used and accepted by the Partnership’s lenders for determining compliance with the relevant covenants in the Partnership’s credit facilities. Vessel values can be highly volatile, so the charter-free market values may not be indicative of the current or future market value of the Partnership’s vessels, or prices that could be achieved if it were to sell them.

As of December 31, 2021, a number of negative indicators such as differences between the charter-free market values of the Partnership’s Steam vessels, as estimated by ship brokers, and their respective carrying amounts, combined with reduced expectations of the rates at which the Partnership could expect to secure term employment for the remaining economic lives of the Steam vessels and significant uncertainties regarding future demand for such vessels in light of the continued addition of modern, larger and more fuel efficient LNG carriers to the global fleet, influenced management’s strategic decisions and prompted the Partnership to conclude that events and circumstances triggered the existence of potential impairment of Steam vessels, with no impairment indicators identified with respect to the owned and bareboat TFDE fleet as of December 31, 2021.

The Partnership performed an impairment assessment for the Steam vessels by comparing each vessel’s value in use applying the “expected cash flow” approach, i.e. using all expectations about possible cash flows, instead of the single most likely cash flow known as the “traditional approach”. The expected cash flow approach was considered more appropriate in light of the increasing uncertainty pertaining to the business outlook for the Partnership’s Steam vessels. As of December 31, 2021, the Partnership’s management established its expectations for recovering each Steam vessel’s carrying amount in the form of two alternative scenarios: (a) continued operation of the vessel until the end of its useful economic life or (b) sale (at fair value less costs to sell) post expiry of its charter party agreement currently in effect. Appropriate probabilities were determined and assigned to each probable outcome, taking into account management’s established strategic goals and tactical objectives with respect to vessels’ operation and residual value risk management. In both scenarios, estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. The projection of cash flows related to vessels is complex and requires management to make various estimates. The assumptions that the Partnership used in its discounted projected net operating cash flow analysis included, among others, utilization, operating revenues, voyage expenses and commissions, dry-docking costs, operating expenses (including vessel management costs), residual values, fair values less costs to sell and the discount rate. The key assumptions, being those to which the outcome of the impairment assessment is most sensitive, are the estimates of long-term charter rates for non-contracted revenue days and the discount rate.

Revenue assumptions were based on contracted time charter rates up to the end of the current contract for each vessel, as well as the estimated average time charter rates for the remaining life of the vessel after the completion of its current contract. The revenue assumptions exclude days of scheduled off-hire based on the fleet’s historical performance and internal forecasts. The estimated daily time charter rates used for non-contracted revenue days after the completion of the current time charter are based on a combination of (i) recent charter market rates, (ii) conditions existing in the LNG market as of December 31, 2021, (iii) historical average time charter rates, based on publications by independent third party maritime research services (“maritime research publications”), (iv) estimated future time charter rates, based on maritime research publications that provide such forecasts and (v) management’s internal assessment of long-term charter rates achievable by each class of vessel.

More specifically, for vessels whose charters expire within the next twelve months, the estimated charter rates and utilization for the first year from the assessment date were based on the approved annual budget for the respective year, which was formed based on the anticipated market conditions for that period and the latest available maritime research publications from ship brokers for short-term (less than 12 months) employment of a vessel operating in the spot market on less than one-year time charter contracts.

For non-contracted periods starting on the second year for already expired charters or upon the expiration of the firm charter period of a vessel through the end of each vessel’s useful life, the estimated average time charter rates for Steam vessels were based on analysis of future supply and demand for LNG, internally estimated and market-derived costs of building and financing newbuild LNG vessels, the technical characteristics of each vessel and an assessment of the appropriate discount for Steam vessels’ charter rates compared to modern newbuild LNG carriers, which is driven largely by unit freight cost differentials and utilization of such vessels. The Partnership also considered estimated future time charter rates taking into account the significant uncertainties regarding future demand for such vessels in light of the continued addition of modern, larger and more fuel efficient LNG carriers to the global fleet and the anticipated developments in terms of environmental regulations.

Recognizing that the LNG industry is cyclical and subject to significant volatility based on factors beyond the Partnership’s control, management believes that the use of the revenue estimates discussed above to be reasonable as of the reporting date. The Partnership has assumed no inflation or any other revenue escalation or growth factors in determining forecasted time charter rates beyond the contracted charter period through the end of a vessel’s useful life, consistent with long-run historical evidence and industry expectations.

The Partnership used an annual operating expenses escalation factor equal to 1% based on its historical data and experience, as well as its expectations of future inflation on operating and dry-docking costs. Estimates for the remaining useful lives of the current fleet and residual and scrap values are the same as those used for the Partnership's depreciation policy. All estimates used and assumptions made were in accordance with the Partnership’s internal budgets and historical experience of the shipping industry.

In the Partnership’s impairment assessment as of December 31, 2021, the rate used to discount future estimated cash flows to their present values was 7.5% (6.4% as of December 31, 2020). This was based on an estimated weighted average cost of capital calculated using cost of equity and cost of debt components, adjusted also for vessel-specific risks and uncertainties, as applicable to each probable outcome.

The recoverable amounts (values in use) for all five Steam vessels calculated as per above were lower than the respective carrying amounts of those vessels and, consequently, an impairment loss of $103,977 was recognized in the year ended December 31, 2021 (Note 3).

In connection with the impairment testing of our vessels as of December 31, 2021, we performed a sensitivity analysis on the most difficult, subjective, or complex assumptions that have the potential to affect the outcome of the impairment assessment, which are the projected charter hire rate used to forecast future cash flows for non-contracted revenue days and the discount rate used, in particular for the Steam vessels (Note 3). It is reasonably possible that changes to these assumptions within the next financial year could require a material adjustment of the carrying amount of the Partnership’s Steam vessels.

Adoption of new and revised IFRS

Adoption of new and revised IFRS

(a) Standards and interpretations adopted in the current period

The following standards and amendments relevant to the Partnership were effective in the current year:

In August 2020, the IASB issued the Phase 2 amendments to IFRS 9 Financial Instruments, IFRS 7 Financial Instruments: Disclosures, IFRS 4 and IFRS 16 in connection with the Phase 2 of the interest rate benchmark reform. The amendments address the issues arising from the implementation of the reforms, including the replacement of one benchmark with an alternative one. The amendments are effective for annual periods beginning on or after January 1, 2021 and did not have a material impact on the Partnership's consolidated financial statements.

All other IFRS standards and amendments that became effective in the current year are not relevant to the Partnership or are not material with respect to the Partnership’s financial statements.

(b) Standards and amendments in issue not yet adopted

At the date of authorization of these consolidated financial statements, the following standards and amendments relevant to the Partnership were in issue but not yet effective:

In January 2020, the IASB issued a narrow-scope amendment to IAS 1 Presentation of Financial Statements, to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (for example, the receipt of a waiver or a breach of covenant). The amendment also clarifies what IAS 1 means when it refers to the “settlement” of a liability as the extinguishment of a liability with cash, other economic resources or an entity’s own equity instruments. The amendment will be effective for annual periods beginning on or after January 1, 2024 and should be applied retrospectively in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Earlier application is permitted. Management anticipates that this amendment will not have a material impact on the Partnership’s financial statements.

In February 2021, the IASB amended IAS 1 Presentation of Financial Statements, IFRS Practice Statement 2 and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to improve accounting policy disclosures and help the users of the financial statements to distinguish between changes in accounting estimates and changes in accounting policies. The amendments will be effective for annual periods beginning on or after January 1, 2023. Management anticipates that these amendments will not have a material impact on the Partnership’s financial statements.

The impact of all other IFRS standards and amendments issued but not yet adopted is not expected to be material with respect to the Partnership’s financial statements.